FINANCIAL INSTRUMENTS (Details 2) - Liquidity Risk - AUD ($)	Jun. 30, 2018	Jun. 30, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 2,055,247	$ 892,434
Trade and other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,055,247	892,434
Less than 6 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,055,247	892,434
Less than 6 months | Trade and other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,055,247	892,434
6-12 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0	0
6-12 months | Trade and other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0	0
Greater than 12 months and less than 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0	0
Greater than 12 months and less than 5 years | Trade and other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0	0
Total contracted cash flows
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,055,247	892,434
Total contracted cash flows | Trade and other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 2,055,247	$ 892,434